                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5845

                           Van Kampen Senior Loan Fund
--------------------------------------------------------------------------------

               (Exact name of registrant as specified in charter)


              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------

               (Address of principal executive offices) (Zip code)


                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------

                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 7/31

Date of reporting period: 4/30/05

Item 1.  Schedule of Investments.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

                                Senior Loan Fund

                            Portfolio of Investments

                           April 30, 2005 (Unaudited)

Principal                                                                    Bank Loan
Amount                                                                        Ratings+               Stated
(000)      Borrower                                                        Moody's   S&P   Coupon   Maturity *      Value
           VARIABLE RATE** SENIOR LOAN INTERESTS 97.6%
           AEROSPACE/DEFENSE   3.5%
$ 9,593    Alion Science and Technology Corp.,
           Term Loan.................................................        B1      B+    5.25 to  08/02/09     $ 9,665,447
                                                                                           5.64%
    718    Alliant Techsystems, Inc.,
           Term Loan.................................................        Ba2     BB-   4.48     03/31/11         730,631
  2,925    AM General, LLC,
           Term Loan (a).............................................        NR      NR    7.51 to  11/01/11       3,049,312
                                                                                           9.25
  1,889    Anteon International Corp.,
           Term Loan (a).............................................        Ba3     BB    4.81     12/31/10       1,914,244
  2,594    Apptis, Inc.,
           Term Loan.................................................        B2      B+    6.22 to  01/05/10       2,632,402
                                                                                           8.00
  2,475    ARINC, Inc.,
           Term Loan.................................................        Ba3     BB    4.78     03/10/11       2,515,219
  2,786    Ceradyne, Inc.,
           Term Loan.................................................        Ba3     BB-   4.88 to  08/18/11       2,831,272
                                                                                           5.00
  1,769    DRS Technologies, Inc.,
           Term Loan.................................................        Ba3     BB-   4.64 to  11/04/10       1,792,761
                                                                                           5.17
  7,800    DynCorp International, LLC,
           Term Loan.................................................        B2      B+    6.06     02/11/11       7,868,250
  2,793    ILC Industries, Inc.,
           Term Loan.................................................        NR      NR    5.81     08/05/10       2,824,599
  9,899    K & F Industries, Inc.,
           Term Loan.................................................        B2      B+    5.52 to  11/16/12      10,077,452
                                                                                           5.67
  4,200    SI International, Inc.,
           Term Loan.................................................        B1      B+    5.78     02/09/11       4,276,125
 19,146    The Titan Corp.,
           Term Loan.................................................        Ba3     BB-   5.54 to  06/30/09      19,375,734
                                                                                           7.00
  3,158    The Titan Corp.,
           Revolving Credit Agreement................................        Ba3     BB-   5.82 to  05/23/08       3,150,448
                                                                                           7.25
  1,481    Transdigm, Inc.,
           Term Loan.................................................        B1      B+    5.30     07/22/10       1,504,896
  4,975    Wyle Laboraties, Inc.,
           Term Loan.................................................        NR      B+    5.50     01/28/11       5,062,063
                                                                                                                  ----------
                                                                                                                  79,270,855
                                                                                                                  ----------

           AUTOMOTIVE 3.6%
  6,467    Accuride Corp.,
           Term Loan (a).............................................        B2      B+    5.25 to  01/31/12       6,472,660
                                                                                           5.50
  2,394    Affinia Group, Inc.,
           Term Loan (a).............................................        B2      BB-   5.44     11/30/11       2,425,720

                                Senior Loan Fund

                           April 30, 2005 (Unaudited)

Principal                                                                    Bank Loan
Amount                                                                        Ratings+               Stated
(000)      Borrower                                                        Moody's   S&P   Coupon   Maturity *      Value
           AUTOMOTIVE (CONTINUED)
19,234     Federal-Mogul Corp.,
           Term Loan (b).............................................        NR      NR    6.81     12/09/05      19,282,635
 8,855     Federal-Mogul Corp.,
           Revolving Credit Agreement (b)............................        NR      NR    6.81     12/09/05       8,876,909
 2,469     Heartland Automotive Holdings, Inc.,
           Term Loan.................................................        NR      NR    6.11 to  01/31/10 to    2,468,805
                                                                                           9.86     01/31/12
 9,573     MetoKote Corp.,
           Term Loan.................................................        B1      B+    8.00     08/13/10       9,764,345
 4,301     Polypore, Inc.,
           Term Loan.................................................        B1      B     5.35     11/12/11       4,354,763
16,442     Safelite Glass Corp.,
           Term Loan (c).............................................        NR      NR    8.10 to  09/30/07      14,920,861
                                                                                           8.60
 3,574     Tenneco Automotive, Inc.,
           Term Loan.................................................        B1      B+    5.12     12/12/10       3,648,419
 9,077     TRW Automotive, Inc.,
           Term Loan.................................................        Ba2     BB+   3.88 to  10/29/10 to    9,114,172
                                                                                           4.38     06/30/12
 1,933     United Components, Inc.,
           Term Loan.................................................        B1      BB-   5.29     06/30/10       1,959,917
                                                                                                                  ----------
                                                                                                                  83,289,206
                                                                                                                  ----------

           BEVERAGE, FOOD & TOBACCO 5.8%
 5,970     Acosta Sales Co., Inc.,
           Term Loan (a).............................................        NR      NR    5.41 to  08/10/10       6,052,087
                                                                                           5.78
 9,345     Birds Eye Foods, Inc.,
           Term Loan (a).............................................        B1      B+    5.81     06/30/08       9,504,589
 2,926     Commonwealth Brands, Inc.,
           Term Loan (a).............................................        NR      NR    6.38     08/28/07       2,971,969
12,955     Constellation Brands, Inc.,
           Term Loan (a).............................................        Ba2     BB    4.56 to  11/30/11      13,083,540
                                                                                           5.19
   500     Culligan International Co.,
           Term Loan (a).............................................        B1      B+    5.41     09/30/11         507,396
 5,970     Doane Pet Care Co.,
           Term Loan.................................................        B2      B+    6.37 to  11/05/09       6,085,669
                                                                                           7.38
 9,227     Dole Food Co., Inc.,
           Term Loan.................................................        Ba3     BB    4.50 to  07/21/10 to    9,445,491
                                                                                           8.00     04/18/12
10,960     DS Waters Enterprises, LP,
           Term Loan.................................................        B3      B-    7.27 to  11/07/09      10,535,210
                                                                                           7.59

                                Senior Loan Fund

                            Portfolio of Investments

                           April 30, 2005 (Unaudited)

Principal                                                                    Bank Loan
Amount                                                                        Ratings+               Stated
(000)      Borrower                                                        Moody's   S&P   Coupon   Maturity *      Value
           BEVERAGE, FOOD & TOBACCO (CONTINUED)
 6,026     Luigino's, Inc.,
           Term Loan.................................................        B1      B+    5.94 to  04/02/11       6,086,596
                                                                                           6.13
 6,389     Michael Foods, Inc.,
           Term Loan.................................................        B1      B+    4.84 to  11/21/10       6,485,100
                                                                                           5.10
 5,250     National Dairy Holdings, LP,
           Term Loan.................................................        B1      NR    4.97     03/15/12       5,318,906
 1,327     OSI Foods GMBH & Co. KG,
           Term Loan.................................................        NR      NR    5.34     09/02/11       1,344,908
 4,643     OSI Group, LLC,
           Term Loan.................................................        NR      NR    5.34     09/02/11       4,707,179
 5,824     Pierre Foods, Inc.,
           Term Loan.................................................        B1      B+    5.44 to  06/30/10       5,891,949
                                                                                           5.69
28,284     Pinnacle Foods, Inc.,
           Term Loan.................................................        B1      B+    6.04 to  11/25/10      28,633,305
                                                                                           6.37
 3,705     Southern Wine & Spirits of America, Inc.,
           Term Loan.................................................        NR      NR    5.35     07/02/08       3,760,757
 3,500     Sunny Delight Beverage Co.,
           Term Loan.................................................        B1      B+    6.79 to  08/20/10       3,458,916
                                                                                           10.04
 5,698     Swift & Co.,
           Term Loan.................................................        Ba2     BB    5.39 to  09/19/08       5,804,399
                                                                                           5.59
 4,000     Volume Services America, Inc.,
           Term Loan.................................................        B2      NR    6.43 to  10/01/10       4,040,000
    98     Volume Services America, Inc.,
           Revolving Credit Agreement................................        B2      NR    7.25     04/01/10          97,308
                                                                                                                 -----------
                                                                                                                 133,815,274
                                                                                                                 -----------

           BROADCASTING - CABLE   7.6%
 2,228     Cebridge Connections, Inc.,
           Term Loan.................................................        NR      NR    5.87 to  02/23/09       2,241,422
                                                                                           6.40
 8,700     Century Cable Holdings, LLC,
           Term Loan (b).............................................        NR      NR    7.75     06/30/09       8,626,981
56,654     Charter Communications Operating, LLC,
           Term Loan (a).............................................        B2      B     6.19 to  04/27/10 to   56,064,720
                                                                                           6.44     04/27/11
10,904     Frontiervision Operating Partners, LP,
           Term Loan (b).............................................        NR      NR    7.15 to  09/30/05 to   10,973,148
                                                                                           7.28     03/31/06
   927     Frontiervision Operating Partners, LP,
           Revolving Credit Agreement (b)............................        NR      NR    7.15     10/31/05         932,092

                                Senior Loan Fund

                            Portfolio of Investments

                           April 30, 2005 (Unaudited)

Principal                                                                    Bank Loan
Amount                                                                        Ratings+               Stated
(000)      Borrower                                                        Moody's   S&P   Coupon   Maturity *      Value
           BROADCASTING - CABLE (CONTINUED)
10,459     Hilton Head Communications LP,
           Term Loan (b).............................................        NR      NR    7.00     03/31/08      10,329,815
17,240     Hilton Head Communications LP,
           Revolving Credit Agreement (b)............................        NR      NR    5.75     09/30/07      16,916,750
 7,900     Insight Midwest Holdings, LLC,
           Term Loan.................................................        Ba3     BB    5.75     12/31/09       8,027,553
 4,417     MCC Iowa, LLC,
           Term Loan.................................................        Ba3     BB+   5.25 to  09/30/10       4,431,460
                                                                                           5.59
44,255     Olympus Cable Holdings, LLC,
           Term Loan (b).............................................        NR      NR    7.00 to  06/30/10 to   43,873,475
                                                                                           7.75     09/30/10
 7,039     Parnassos, LP,
           Term Loan (b).............................................        NR      NR    5.75     06/30/07       7,036,721
 3,961     Parnassos, LP,
           Revolving Credit Agreement (b)............................        NR      NR    5.75     06/30/07       3,954,753
                                                                                                                 -----------
                                                                                                                 173,408,890
                                                                                                                 -----------

           BROADCASTING - DIVERSIFIED  0.3%
 5,200     DIRECTV Holdings, LLC,
           Term Loan.................................................        Ba1     BB    4.45     04/13/13       5,221,450
 2,600     Entravision Communications Corp.,
           Term Loan.................................................        B1      B+    4.75 to  02/24/12       2,644,166
                                                                                           4.84
                                                                                                                 -----------
                                                                                                                   7,865,616
                                                                                                                 -----------

           BROADCASTING - RADIO 0.5%
11,973     Spanish Broadcasting Systems, Inc.,
           Term Loan.................................................        B1      B+    6.32     10/30/09      12,168,006
                                                                                                                 -----------

           BROADCASTING - TELEVISION 0.2%
 1,239     Gray Television, Inc.,
           Term Loan.................................................        Ba2     B+    4.61 to  06/30/11       1,255,287
                                                                                           6.75
 3,579     NEP Supershooters, LP,
           Term Loan.................................................        B1      B     7.12 to  02/03/11       3,643,877
                                                                                           8.50
                                                                                                                 -----------
                                                                                                                   4,899,164
                                                                                                                 -----------

           BUILDINGS & REAL ESTATE   3.3%
 2,800     AIMCO Properties, LP,
           Term Loan (a).............................................        NR      NR    4.75     11/02/09       2,849,000
 3,261     CB Richard Ellis Services, Inc.,
           Term Loan (a).............................................        Ba3     B+    4.69 to  03/31/10       3,287,870
                                                                                           6.75

                                Senior Loan Fund

                            Portfolio of Investments

                           April 30, 2005 (Unaudited)

Principal                                                                    Bank Loan
Amount                                                                        Ratings+               Stated
(000)      Borrower                                                        Moody's   S&P   Coupon   Maturity *      Value
           BUILDINGS & REAL ESTATE (CONTINUED)
 4,960     Central Parking Corp.,
           Term Loan.................................................        Ba3     BB-   5.09     03/31/10       5,042,502
 2,901     Corrections Corp. of America,
           Term Loan (a).............................................        Ba3     BB    4.89 to  03/31/08       2,915,684
                                                                                           4.92
   140     Corrections Corp. of America,
           Revolving Credit Agreement (a)............................        Ba3     BB    6.65     03/31/06         139,300
 3,855     Crescent Real Estate Equities Co.,
           Term Loan (a).............................................        NR      NR    5.11     01/12/06       3,887,876
29,916     General Growth, LLC,
           Term Loan.................................................        Ba2     BB+   5.10 to  11/12/07 to   30,142,758
                                                                                           5.11     11/12/08
 1,651     GEO Group, Inc.,
           Term Loan.................................................        Ba3     BB-   5.50 to  07/09/09       1,675,466
                                                                                           5.69
 6,000     Landsource Communities Development, LLC,
           Term Loan.................................................        NR      NR    5.50     03/31/10       6,082,500
14,500     Macerich Partnership, LP,
           Term Loan.................................................        NR      NR    6.25 to  04/25/06 to   14,508,750
                                                                                           6.35     04/25/10
 4,500     South Edge, LLC,
           Term Loan.................................................        NR      NR    4.44 to  10/31/07 to    4,542,813
                                                                                           4.69     10/31/09
                                                                                                                 -----------
                                                                                                                  75,074,519
                                                                                                                 -----------

           BUSINESS EQUIPMENT  0.7%
 6,033     General Binding Corp.,
           Term Loan.................................................        B2      B+    7.01 to  01/15/08       6,044,491
                                                                                           7.64
 4,862     Katun Corp.,
           Term Loan.................................................        NR      B+    7.34     06/30/09       4,874,656
 6,172     Verifone, Inc.,
           Term Loan.................................................        B1      B+    5.69 to  06/30/11 to    6,278,001
                                                                                           9.19     12/31/11
                                                                                                                 -----------
                                                                                                                  17,197,148
                                                                                                                 -----------

           CHEMICALS, PLASTICS & RUBBER  7.0%
 1,196     Becker-Underwood, Inc.,
           Term Loan.................................................        NR      NR    7.00 to  09/30/11 to    1,196,400
                                                                                           9.75     03/31/12
 6,500     Brenntag AG,
           Term Loan (Germany) (a)...................................        B1      BB-   5.88     02/27/12       6,594,523
12,429     Celanese AG,
           Term Loan (Germany) (a)...................................        B1      B+    5.63     04/06/11      12,626,019
 5,450     Hercules, Inc.,
           Term Loan.................................................        Ba1     BB    4.84 to  10/08/10       5,528,306
                                                                                           4.87

                                Senior Loan Fund

                            Portfolio of Investments

                           April 30, 2005 (Unaudited)

Principal                                                                    Bank Loan
Amount                                                                        Ratings+               Stated
(000)      Borrower                                                        Moody's   S&P   Coupon   Maturity *      Value
           CHEMICALS, PLASTICS & RUBBER (CONTINUED)
20,301     Huntsman ICI Chemicals, LLC,
           Term Loan.................................................        Ba3     BB-   5.50     12/31/10      20,661,378
28,932     Huntsman, LLC,
           Term Loan.................................................        B1      BB-   6.05     03/31/10      29,409,378
17,106     KOSA B.V.,
           Term Loan (Netherlands)...................................        Ba3     BB    4.84 to  04/30/10 to   17,432,022
                                                                                           5.38     04/29/11
 5,845     Kraton Polymers, LLC,
           Term Loan.................................................        B1      B+    5.56 to  12/23/10       5,947,146
                                                                                           6.13
 2,000     Mosaic Co.,
           Term Loan.................................................        Ba2     BB+   4.38 to  02/21/12       2,021,250
                                                                                           4.69
21,286     Nalco Co.,
           Term Loan.................................................        B1      BB-   4.92 to  11/04/09 to   21,626,490
                                                                                           7.25     11/04/10
12,200     PQ Corp.,
           Term Loan.................................................        B1      B+    5.13     02/11/12      12,352,500
16,200     Rockwood Specialties Group, Inc.,
           Term Loan.................................................        B1      B+    5.43     07/30/12      16,407,571
 8,381     Unifrax Corp.,
           Term Loan.................................................        B1      B+    5.38     03/29/12       8,517,464
                                                                                                                 -----------
                                                                                                                 160,320,447
                                                                                                                 -----------

           CONSTRUCTION MATERIAL  1.1%
 6,800     Builders FirstSource, Inc.,
           Term Loan (a).............................................        B1      B+    5.41     08/11/11       6,893,500
 1,965     Building Materials Holding Corp.,
           Term Loan (a).............................................        Ba2     BB-   5.35     08/21/10       1,984,650
 3,839     Compression Polymers Corp.,
           Term Loan.................................................        B1      B     6.14     03/12/10       3,883,328
 2,793     Contech Construction Products, Inc.,
           Term Loan (a).............................................        Ba3     BB-   5.54 to  12/07/10       2,841,877
                                                                                           7.25
 3,741     Interline Brands, Inc.,
           Term Loan.................................................        B1      BB-   5.34     12/31/10       3,787,383
   674     Itron, Inc.,
           Term Loan.................................................        Ba3     BB-   4.75     07/01/11         678,072
 1,729     Juno Lighting, Inc.,
           Term Loan.................................................        B1      B+    5.37 to  11/21/10       1,759,658
                                                                                           7.25
 1,560     Professional Paint, Inc.,
           Term Loan.................................................        NR      NR    6.06 to  09/30/11       1,581,450
                                                                                           6.38

                                Senior Loan Fund

                            Portfolio of Investments

                           April 30, 2005 (Unaudited)

Principal                                                                    Bank Loan
Amount                                                                        Ratings+               Stated
(000)      Borrower                                                        Moody's   S&P   Coupon   Maturity *      Value
           CONSTRUCTION MATERIAL (CONTINUED)
 2,222     Werner Holding Co., Inc.,
           Term Loan.................................................        B3      B-    6.34 to  06/11/09       2,176,305
                                                                                           6.45
                                                                                                                  ----------
                                                                                                                  25,586,223
                                                                                                                  ----------

           CONTAINERS, PACKAGING & GLASS   4.1%
 2,083     BWAY Corp.,
           Term Loan (a).............................................        B1      B+    5.25     06/30/11       2,115,317
 1,191     Consolidated Container Co., LLC,
           Term Loan.................................................        B2      B-    6.69     12/15/08       1,206,632
19,091     Dr. Pepper/Seven Up Bottling Group, Inc.,
           Term Loan.................................................        B1      NR    5.08 to  12/19/10      19,430,318
                                                                                           5.34
   871     Fleming Packaging Corp.,
           Term Loan (b) (d) (e) ....................................        NR      NR    8.00 to  08/31/04           8,711
                                                                                           9.75
   100     Fleming Packaging Corp.,
           Revolving Credit Agreement (b) (d) (e) ...................        NR      NR    4.50 to  03/31/03           1,000
                                                                                           6.25
 6,788     Graham Packaging Co.,
           Term Loan.................................................        B2      B     5.50 to  10/07/11 to    6,909,504
                                                                                           7.31     04/07/12
14,742     Graphic Packaging International Corp.,
           Term Loan.................................................        B1      B+    5.29 to  06/30/10      14,968,385
                                                                                           5.91
   997     Graphic Packaging International Corp.,
           Revolving Credit Agreement................................        B1      B+    5.68 to  08/08/09         971,584
                                                                                           6.07
 4,276     Impress Metal Packaging Holding B.V.,
           Term Loan (Netherlands)...................................        NR      B+    6.03     12/31/06       4,297,283
 3,672     Kranson Industries, Inc.,
           Term Loan.................................................        NR      NR    5.85     07/30/11       3,727,334
11,887     Owens-Illinois, Inc.,
           Term Loan.................................................        B1      BB-   5.53 to  04/01/07 to   12,122,686
                                                                                           5.85     04/01/08
 8,239     Packaging Dynamics,
           Term Loan.................................................        NR      NR    5.10 to  09/29/08 to    8,278,834
                                                                                           5.35     09/29/09
 7,093     Smurfit-Stone Container Corp.,
           Term Loan.................................................        Ba3     BB-   4.69 to  11/01/11       7,213,408
                                                                                           4.94
 3,053     Smurfit-Stone Container Corp.,
           Revolving Credit Agreement................................        Ba3     BB-   5.19 to  11/01/09       3,011,514
                                                                                           7.00
 1,973     Solo Cup, Inc.,
           Term Loan.................................................        B1      B+    5.00 to  02/27/11       1,998,693
                                                                                           5.09
 6,945     U.S. Can Corp.,
           Term Loan.................................................        B3      B     6.87 to  01/10/10       6,979,649
                                                                                           6.94

                                Senior Loan Fund

                            Portfolio of Investments

                           April 30, 2005 (Unaudited)

Principal                                                                    Bank Loan
Amount                                                                        Ratings+               Stated
(000)      Borrower                                                        Moody's   S&P   Coupon   Maturity *      Value
           CONTAINERS, PACKAGING & GLASS (CONTINUED)
                                                                                                                  ----------
                                                                                                                  93,240,852
                                                                                                                  ----------

           DIVERSIFIED MANUFACTURING 0.7%
 5,319     Chart Industries, Inc,
           Term Loan (c).............................................        NR      NR    6.63     09/15/09       5,332,507
 9,436     Mueller Group, Inc.,
           Term Loan.................................................        B2      B+    5.64 to  04/23/11       9,548,275
                                                                                           5.94
                                                                                                                  ----------
                                                                                                                  14,880,782
                                                                                                                  ----------

           ECOLOGICAL  2.3%
21,738     Allied Waste North America, Inc.,
           Term Loan (a).............................................        B1      BB    5.00 to  01/15/12      21,813,131
                                                                                           5.37
   980     Casella Waste Systems, Inc.,
           Term Loan.................................................        B1      BB-   5.69 to  05/11/07         991,332
                                                                                           5.75
 6,451     Duratek, Inc.,
           Term Loan.................................................        B1      BB-   6.00 to  12/16/09       6,467,187
                                                                                           6.55
 7,000     Envirocare of Utah, Inc.,
           Term Loan.................................................        NR      NR    6.11 to  04/13/10       6,967,187
                                                                                           8.86
 2,278     Environmental Systems Products Holdings,
           Term Loan.................................................        Caa1    NR    6.39 to  12/12/08 to    2,334,639
                                                                                           13.19    12/12/10
 5,708     Great Lakes Dredge & Dock Corp.,
           Term Loan.................................................        B3      B-    6.28 to  12/22/10       5,779,310
                                                                                           6.60
 1,500     Safety-Kleen Corp.,
           Term Loan.................................................        NR      NR    9.93 to  09/15/08 to    1,500,017
                                                                                           12.00    12/24/08
 2,376     Waste Services, Inc.,
           Term Loan.................................................        Caa1    B-    7.04 to  03/31/11       2,398,275
                                                                                           7.87
   467     Waste Services, Inc.,
           Revolving Credit Agreement................................        Caa1    B-    7.32 to  04/29/09         457,333
                                                                                           7.63
 3,930     Wastequip, Inc.,
           Term Loan.................................................        NR      NR    6.50     12/31/10       3,939,414
                                                                                                                  ----------
                                                                                                                  52,647,825
                                                                                                                  ----------

           ELECTRONICS 3.2%
 7,500     AMI Semiconductor Inc.,
           Term Loan (a).............................................        Ba3     BB-   4.36     04/01/12       7,551,562
 7,000     Amkor Technology, Inc.,
           Term Loan (a).............................................        B1      B+    7.37     10/27/10       7,236,250
10,059     Audio Visual Services Corp.,
           Term Loan.................................................        NR      NR    6.94     03/04/06      10,612,630

                                Senior Loan Fund

                            Portfolio of Investments

                           April 30, 2005 (Unaudited)

Principal                                                                    Bank Loan
Amount                                                                        Ratings+               Stated
(000)      Borrower                                                        Moody's   S&P   Coupon   Maturity *      Value
           ELECTRONICS (CONTINUED)
 1,596     Fairchild Semiconductor Corp.,
           Term Loan.................................................        Ba3     BB-   4.69     12/31/10       1,621,935
 8,052     Knowles Electronics, Inc.,
           Term Loan.................................................        B3      NR    8.40     06/29/07       8,121,994
   360     Knowles Electronics, Inc.,
           Revolving Credit Agreement................................        B3      NR    6.75     06/30/06         354,600
 3,080     Memec Group Ltd.,
           Term Loan (England).......................................        B2      BB-   5.53 to  04/30/09 to    3,136,250
                                                                                           11.06    06/15/10
14,763     Semiconductor Components Industries, LLC,
           Term Loan.................................................        B3      B     6.13     12/15/11      14,965,991
 9,000     Spectrum Brands, Inc.,
           Term Loan.................................................        B1      B+    4.77 to  02/06/12       9,165,942
 7,076     UGS Corp.,
           Term Loan.................................................        B1      B+    4.87     03/31/12       7,217,010
 3,591     Viasystems, Inc.,
           Term Loan.................................................        B2      NR    7.38 to  09/30/09       3,628,407
                                                                                           7.64
                                                                                                                  ----------
                                                                                                                  73,612,571
                                                                                                                  ----------

           ENTERTAINMENT & LEISURE  6.9%
 2,000     Alliance Atlantis Communications, Inc.,
           Term Loan (a).............................................        Ba2     BB    4.76 to  12/20/11       2,011,876
                                                                                           4.78
 3,159     Detroit Red Wings, Inc.,
           Term Loan.................................................        NR      NR    5.84     08/30/06       3,172,883
 6,500     Fender Musical Instruments Corp.,
           Term Loan.................................................        B1      B+    7.00 to  03/30/12 to    6,505,000
                                                                                           9.25     09/30/12
 2,030     Festival Fun Parks, LLC,
           Term Loan.................................................        NR      NR    7.81 to  06/30/07 to    2,021,280
                                                                                           8.31     12/31/07
59,692     Metro-Goldwyn-Mayer Studios, Inc.,
           Term Loan.................................................        NR      NR    5.38     04/08/11 to   59,803,450
                                                                                                    04/08/12
   442     Metro-Goldwyn-Mayer Studios, Inc.,
           Revolving Credit Agreement................................        NR      NR    5.45 to  04/08/10         440,096
                                                                                           5.54
 3,758     Mets II, LLC,
           Term Loan.................................................        NR      NR    6.27     12/31/06       3,819,406
 2,800     New Jersey Basketball, LLC,
           Term Loan.................................................        NR      NR    6.56     08/16/08       2,800,000
 1,651     Panavision, Inc.,
           Term Loan.................................................        B3      CCC   9.40 to  01/12/07       1,688,954
                                                                                           9.64

                                Senior Loan Fund

                            Portfolio of Investments

                           April 30, 2005 (Unaudited)

Principal                                                                    Bank Loan
Amount                                                                        Ratings+               Stated
(000)      Borrower                                                        Moody's   S&P   Coupon   Maturity *     Value
           ENTERTAINMENT & LEISURE (CONTINUED)
 7,702     Pure Fishing, Inc.,
           Term Loan.................................................        B2      BB-   5.85 to  09/30/10 to    7,780,842
                                                                                           8.5      03/31/11
20,064     Regal Cinemas, Inc.,
           Term Loan.................................................        Ba3     BB-   4.84     11/10/10      20,382,664
 8,399     Six Flags Theme Parks, Inc.,
           Term Loan.................................................        B1      B-    5.38     06/30/09       8,440,308
   617     Six Flags Theme Parks, Inc.,
           Revolving Credit Agreement................................        B1      B-    5.36 to  06/30/08         606,132
                                                                                           5.52
 3,877     Tigers Ballpark, LLC,
           Term Loan.................................................        NR      NR    5.63     12/01/06       3,884,426
 8,390     True Temper, Inc.,
           Term Loan.................................................        B2      B     5.66 to  03/15/11       8,431,664
                                                                                           7.75
 7,731     Universal City Development Partners, LP,
           Term Loan.................................................        Ba3     BB-   4.82 to  06/09/11       7,851,416
                                                                                           5.10
12,375     Warner Music Group,
           Term Loan.................................................        B1      B+    5.13 to  02/28/11      12,491,016
                                                                                           5.65
 4,382     Worldwide Sports & Recreation, Inc.,
           Term Loan.................................................        NR      NR    7.34     12/31/06       4,393,348
 1,509     Yankees Holdings, LP,
           Term Loan.................................................        NR      NR    5.25 to  06/25/07       1,533,086
                                                                                           5.41
                                                                                                                 -----------
                                                                                                                 158,057,847
                                                                                                                 -----------

           FINANCE  2.2%
 3,936     DCS Business Services, Inc.,
           Term Loan.................................................        NR      NR    6.77 to  02/04/11 to    3,945,673
                                                                                           8.99     08/03/11
20,813     Fidelity National Information Solutions, Inc.,
           Term Loan.................................................        Ba3     BB    4.66     03/09/13      20,760,469
 8,201     Outsourcing Solutions,
           Term Loan.................................................        NR      NR    7.89     12/09/08       8,257,560
 5,412     Rent-A-Center, Inc.,
           Term Loan.................................................        Ba2     BB+   4.46     06/30/10       5,496,687
 4,774     Risk Management Assurance Co.,
           Term Loan.................................................        NR      NR    7.07     12/21/06       4,535,176
 7,170     Transfirst Holdings, Inc.,
           Term Loan.................................................        NR      NR    7.13 to  03/31/10 to    7,205,294
                                                                                           10.63    03/31/11
                                                                                                                 -----------
                                                                                                                  50,200,859
                                                                                                                 -----------

                                Senior Loan Fund

                            Portfolio of Investments

                           April 30, 2005 (Unaudited)

Principal                                                                    Bank Loan
Amount                                                                        Ratings+               Stated
(000)      Borrower                                                        Moody's   S&P   Coupon   Maturity *     Value
           HEALTHCARE  5.6%
 4,201     Ameripath, Inc.,
           Term Loan.................................................        B2      B+    6.31     03/27/10       4,237,862
 2,711     AMN Healthcare Services, Inc.,
           Term Loan.................................................        Ba2     BB-   6.10     10/02/08       2,743,260
 6,572     Ardent Health Services,
           Term Loan (a).............................................        B1      B+    5.34     08/12/11       6,584,322
28,235     Community Health Systems, Inc.,
           Term Loan (a).............................................        Ba3     BB-   4.64     08/19/11      28,584,926
 5,843     Concentra Operating Corp.,
           Term Loan (a).............................................        B1      B+    5.10 to  06/30/10       5,933,169
                                                                                           5.37
 9,188     FHC Health Systems, Inc.,
           Term Loan.................................................        B2      B     8.91 to  12/18/09 to    9,341,675
                                                                                           11.91    02/09/11
 4,000     Healthtronics, Inc.,
           Term Loan.................................................        Ba3     BB-   4.81     03/23/11       3,995,000
41,000     LifePoint Hospitals, Inc.,
           Term Loan.................................................        Ba3     BB    4.58 to  04/15/12      41,128,125
                                                                                           4.62
 2,781     Medcath Holdings Corp.,
           Term Loan.................................................        B2      B+    5.55 to  06/30/11       2,820,972
 2,819     Multiplan, Inc.,
           Term Loan.................................................        Ba3     B+    5.85     03/04/09       2,837,066
 4,147     PacifiCare Health Systems, Inc.,
           Term Loan.................................................        Ba2     BBB-  4.25 to  12/13/10       4,183,286
                                                                                           4.94
12,500     Select Medical Corp.,
           Term Loan.................................................        B1      BB-   4.63     02/24/12      12,482,813
 1,267     Select Medical Corp.,
           Revolving Credit Agreement................................        B1      BB-   5.38 to  02/24/11       1,254,000
                                                                                           5.56
 1,985     Sterigenics International, Inc.,
           Term Loan.................................................        B2      B+    6.01     06/14/11       2,009,813
   200     Triad Hospitals, Inc.,
           Revolving Credit Agreement................................        Ba2     BB    4.95     03/31/07         199,000
                                                                                                                 -----------
                                                                                                                 128,335,289
                                                                                                                 -----------

           HEALTHCARE & BEAUTY  1.8%
 5,200     American Safety Razor Co.,
           Term Loan (a).............................................        Caa1    CCC   5.64 to  02/28/12 to    5,289,000
                                                                                           9.38     08/28/12
 8,264     CEI Holdings, Inc.,
           Term Loan.................................................        NR      NR    5.44 to  12/03/10 to    8,331,476
                                                                                           9.76     12/03/11
 6,434     Del Laboratories, Inc.,
           Term Loan (a).............................................        B1      B     5.00 to  07/27/11       6,484,143
                                                                                           5.55

                                Senior Loan Fund

                            Portfolio of Investments

                           April 30, 2005 (Unaudited)

Principal                                                                    Bank Loan
Amount                                                                       Ratings +                Stated
(000)      Borrower                                                        Moody's   S&P   Coupon   Maturity *     Value
           HEALTHCARE & BEAUTY (CONTINUED)
 5,989     Marietta Intermediate Holding Corp.,
           Term Loan..................................................       NR      NR    6.14 to  12/17/10 to   6,059,517
                                                                                           10.14    12/17/11
 6,500     MD Beauty, Inc.,
           Term Loan..................................................       B2      B     6.28 to  02/18/12      6,581,250
                                                                                           6.37
 8,264     Prestige Brands Holdings, Inc.,
           Term Loan..................................................       B1      B+    5.18 to  04/06/11      8,384,984
                                                                                           7.50
                                                                                                                 ----------
                                                                                                                 41,130,370
                                                                                                                 ----------

           HOME & OFFICE FURNISHINGS, HOUSEWARES & DURABLE CONSUMER PRODUCTS 1.2%
 6,154     Formica Corp.,
           Term Loan..................................................       NR      NR    7.74 to  06/10/10      6,215,909
                                                                                           9.25
 4,250     Hunter Fan Co.,
           Term Loan..................................................       B1      B     5.69 to  03/24/12      4,244,687
 4,893     Imperial Home Decor Group, Inc.,
           Term Loan (c) (d) (e)......................................       NR      NR    5.63 to  04/04/06        122,337
                                                                                           9.25
 3,760     National Bedding Co.,
           Term Loan..................................................       Ba3     BB-   4.88 to  12/31/10      3,812,182
                                                                                           5.38
12,161     Sealy Mattress Co.,
           Term Loan..................................................       B1      B+    4.73 to  04/06/12     12,232,227
                                                                                           6.25
   125     Sealy Mattress Co.,
           Revolving Credit Agreement.................................       B1      B+    7.00     04/06/10        122,500
                                                                                                                 ----------
                                                                                                                 26,749,842
                                                                                                                 ----------

           HOTELS, MOTELS, INNS & GAMING 8.5%
 3,543     Alliance Gaming Corp.,
           Term Loan (a)..............................................       Ba3     BB-   5.65     09/04/09      3,537,809
 1,463     Ameristar Casinos, Inc.,
           Term Loan..................................................       Ba3     BB    5.06     12/20/06      1,487,088
 4,963     Boyd Gaming Corp.,
           Term Loan (a)..............................................       Ba2     BB    4.53 to  06/30/11      5,029,186
                                                                                           5.13
 7,047     CNL Hospitality Partners, LP,
           Term Loan (a)..............................................       NR      NR    5.39     10/13/06      7,161,749
 7,500     CNL Hotels & Resorts, Inc.,
           Term Loan..................................................       NR      NR    5.06     02/09/08      7,500,000
 2,606     Global Cash Access, LLC,
           Term Loan..................................................       B2      B+    5.31     03/10/10      2,647,691
 5,185     Greektown Casino, LLC,
           Term Loan..................................................       NR      NR    6.25 to  12/31/05      5,213,879
                                                                                           6.59

                                Senior Loan Fund

                            Portfolio of Investments

                           April 30, 2005 (Unaudited)

Principal                                                                    Bank Loan
Amount                                                                       Ratings +                Stated
(000)      Borrower                                                        Moody's   S&P   Coupon   Maturity *      Value
           HOTELS, MOTELS, INNS & GAMING (CONTINUED)
 4,950     Green Valley Ranch Gaming, LLC,
           Term Loan..................................................       B1      NR    5.10     12/24/10       5,027,439
 3,800     Herbst Gaming, Inc.,
           Term Loan..................................................       B1      B+    5.34 to  01/31/11       3,866,500
                                                                                           5.63
 3,906     Interstate Operating Co., LP,
           Term Loan..................................................       B2      B     8.63     01/14/08       3,910,542
   606     Isle of Capri Casinos, Inc.,
           Term Loan..................................................       Ba2     BB-   4.57 to  02/04/11         615,147
                                                                                           4.84
 5,885     Kuilima Resort Co.,
           Term Loan..................................................       NR      NR    5.60 to  06/29/07 to    5,870,592
                                                                                           5.92     09/29/07
 1,596     Marina District Finance Co.,
           Term Loan..................................................       NR      NR    4.84 to  10/20/11       1,616,616
                                                                                           5.13
 6,696     MGM Mirage,
           Term Loan..................................................       Ba2     BB    5.13     11/22/09       6,698,512
17,188     MGM Mirage,
           Revolving Credit Agreement.................................       Ba2     BB    4.92     11/22/09      17,015,625
47,172     Planet Hollywood International, Inc.,
           Term Loan..................................................       B3      B-    6.10     09/01/10      47,378,053
   113     Planet Hollywood International, Inc.,
           Term Loan (f)..............................................       B3      B-    7.10     09/01/10         113,644
 1,500     Resorts International Hotel & Casino, Inc.,
           Term Loan..................................................       B2      B+    5.75     04/26/13       1,505,000
 4,800     Ruffin Gaming, LLC,
           Term Loan..................................................       NR      NR    6.25     07/14/07       4,872,000
 8,080     Scientific Games Corp.,
           Term Loan..................................................       Ba2     BB    4.82     12/23/09       8,180,747
 2,800     Seminol Tribe of Florida, Inc.,
           Term Loan..................................................       NR      BB    5.38     09/30/11       2,810,500
 3,277     United Auburn Indian Community,
           Term Loan..................................................       Ba3     BB+   7.59     01/24/09       3,293,412
 9,949     Venetian Casino Resorts, LLC,
           Term Loan..................................................       B1      BB-   4.81     06/15/11      10,019,603
24,741     Wyndham International, Inc.,
           Term Loan..................................................       NR      B     7.69 to  04/01/06 to   24,813,869
                                                                                           8.69     06/30/06
   261     Wyndham International, Inc.,
           Revolving Credit Agreement.................................       NR      B     8.88     04/01/06         260,429
13,250     Wynn Las Vegas, LLC,
           Term Loan..................................................       B2      B+    5.18     12/14/11      13,467,380
                                                                                                                 -----------
                                                                                                                 193,913,012
                                                                                                                 -----------

                                Senior Loan Fund

                            Portfolio of Investments

                           April 30, 2005 (Unaudited)

Principal                                                                    Bank Loan
Amount                                                                       Ratings +                Stated
(000)      Borrower                                                        Moody's   S&P   Coupon   Maturity *      Value
           INSURANCE  1.7%
5,955      Alliant Resources Group, Inc.,
           Term Loan..................................................       B2      B     6.59 to  08/31/11      5,992,219
                                                                                           8.00
1,911      CCC Information Services Group, Inc.,
           Term Loan..................................................       B1      B+    5.81     08/20/10      1,935,016
7,671      Conseco, Inc.,
           Term Loan (a)..............................................       B2      BB-   6.56     06/22/10      7,821,430
5,616      Hilb, Rogal & Hamilton Co.,
           Term Loan..................................................       Ba3     BB    4.88 to  12/15/09 to   5,687,454
                                                                                           5.38     12/15/11
1,084      Mitchell International, Inc.,
           Term Loan..................................................       B1      B+    6.09     08/15/11      1,102,575
2,660      Universal American Financial Corp.,
           Term Loan..................................................       NR      BBB-  5.37     03/31/09      2,679,950
8,993      USI Holdings Corp.,
           Term Loan..................................................       B1      BB-   5.69     08/11/08      9,040,287
3,595      Vertafore, Inc.,
           Term Loan..................................................       NR      NR    5.62 to  12/22/10 to   3,651,431
                                                                                           8.87     12/22/11
                                                                                                                 ----------
                                                                                                                 37,910,362
                                                                                                                 ----------

           MACHINERY  0.8%
3,762      Alliance Laundry Holdings, LLC,
           Term Loan (a)..............................................       B1      B     5.12     01/27/12      3,810,594
1,596      Douglas Dynamics, LLC,
           Term Loan..................................................       B1      BB-   5.02     12/16/10      1,607,970
  691      Flowserve Corp.,
           Term Loan..................................................       Ba3     BB-   5.63     06/30/06        697,485
8,685      Goodman Global Holdings, Inc.,
           Term Loan..................................................       B2      B+    5.50     12/23/11      8,831,814
2,475      United Rentals (North America), Inc.,
           Term Loan..................................................       Ba3     BB    5.31     02/14/11      2,512,125
                                                                                                                 ----------
                                                                                                                 17,459,988
                                                                                                                 ----------

           MEDICAL PRODUCTS & SERVICES  1.1%
1,548      Advanced Medical Optics, Inc.,
           Term Loan (a)..............................................       B1      BB-   4.84 to  06/25/09      1,571,685
                                                                                           4.97
3,591      American Medical Instruments Holdings, Inc.,
           Term Loan..................................................       B2      B+    5.94 to  12/09/10      3,631,399
                                                                                           6.05
4,543      Center for Diagnostic Imaging, LLC,
           Term Loan..................................................       B2      B+    6.60     12/31/10      4,519,787
1,875      Colgate Medical, Ltd.,
           Term Loan (England)........................................       Ba2     BB-   5.09 to  12/30/08      1,898,438
                                                                                           5.10

                                Senior Loan Fund

                            Portfolio of Investments

                           April 30, 2005 (Unaudited)

Principal                                                                    Bank Loan
Amount                                                                       Ratings +                Stated
(000)      Borrower                                                        Moody's   S&P   Coupon   Maturity *      Value
           MEDICAL PRODUCTS & SERVICES (CONTINUED)
 2,400     Cooper Cos.,
           Term Loan (a)..............................................       Ba3     BB    4.56     01/06/12      2,431,500
 5,766     Insight Health,
           Term Loan..................................................       B1      B     6.84 to  10/17/08      5,796,068
                                                                                           7.09
 4,358     Kinetics Concepts, Inc.,
           Term Loan..................................................       Ba3     BB    4.85     08/11/10      4,427,454
   462     Rotech Healthcare, Inc.,
           Term Loan..................................................       Ba2     BB    6.10     03/31/08        466,867
                                                                                                                 ----------
                                                                                                                 24,743,198
                                                                                                                 ----------

           MINING, STEEL, IRON & NON-PRECIOUS METALS  1.7%
14,551     Carmeuse Lime, Inc.,
           Term Loan (a)..............................................       Ba3     NR    6.38     03/31/06     14,514,678
 8,716     CII Carbon, LLC,
           Term Loan..................................................       NR      NR    5.24     06/25/08      8,628,761
 3,752     New Enterprise Stone & Lime Co., Inc.,
           Term Loan..................................................       NR      NR    6.14     07/30/10      3,791,454
 9,346     Novelis, Inc.,
           Term Loan..................................................       Ba2     BB-   4.50     01/06/12      9,495,907
 2,375     Techs Industries, Inc.,
           Term Loan..................................................       NR      NR    5.35     01/14/10      2,386,875
                                                                                                                 ----------
                                                                                                                 38,817,675
                                                                                                                 ----------

           NATURAL RESOURCES  1.1%
14,251     El Paso Corp.,
           Term Loan..................................................       B3      B-    5.88     11/23/09     14,370,486
 1,966     Foundation PA Coal Co.,
           Term Loan..................................................       Ba3     BB-   4.78 to  07/30/11      1,997,084
                                                                                           5.38
 1,528     LYONDELL-CITGO Refining, LP,
           Term Loan..................................................       NR      NR    4.59     05/21/07      1,552,332
 1,846     SemCrude, LP,
           Term Loan..................................................       Ba2     NR    5.35     03/16/11      1,866,347
 5,600     Universal Compression Inc.,
           Term Loan..................................................       Ba2     BB    4.85     02/15/12      5,684,000
                                                                                                                 ----------
                                                                                                                 25,470,249
                                                                                                                 ----------

           NON-DURABLE CONSUMER PRODUCTS  0.4%
 4,962     Amscan Holdings, Inc.,
           Term Loan (a)..............................................       B1      B+    5.62 to  04/30/12      4,993,516
                                                                                           5.89
 2,940     Church & Dwight Co., Inc.,
           Term Loan (a)..............................................       Ba2     BB    4.81     05/30/11      2,982,505

                                Senior Loan Fund

                            Portfolio of Investments

                           April 30, 2005 (Unaudited)

Principal                                                                    Bank Loan
Amount                                                                       Ratings +                Stated
(000)      Borrower                                                        Moody's   S&P   Coupon   Maturity *     Value
           NON-DURABLE CONSUMER PRODUCTS (CONTINUED)
 2,164     JohnsonDiversey, Inc.,
           Term Loan..................................................       B1      BB-   4.64 to  11/03/09      2,188,904
                                                                                           5.00
                                                                                                                 ----------
                                                                                                                 10,164,925
                                                                                                                 ----------

           PAPER & FOREST PRODUCTS  0.3%
 1,950     Boise Cascade, LLC,
           Term Loan..................................................       Ba3     BB    4.74     10/29/11      1,971,099
 3,750     White Birch Paper Co.,
           Term Loan (Canada).........................................       B2      B+    8.00     04/06/12      3,818,749
                                                                                                                 ----------
                                                                                                                  5,789,848
                                                                                                                 ----------

           PERSONAL & MISCELLANEOUS SERVICES  1.0%
 1,300     Alderwoods Group, Inc.,
           Term Loan (a)..............................................       B1      BB-   4.54 to  09/29/09      1,320,487
                                                                                           5.30
 2,292     Aspen Marketing Group,
           Term Loan (d) (e)..........................................       NR      NR    4.98     09/30/04        309,383
 2,299     Coinmach Laundry Corp.,
           Term Loan (a)..............................................       B2      B     5.88 to  07/25/09      2,330,911
                                                                                           7.50
 5,439     Educate Operating Co., LLC,
           Term Loan..................................................       B1      B+    5.14     03/31/11      5,507,403
 2,978     Global Imaging Systems, Inc.,
           Term Loan..................................................       Ba3     BB-   4.42 to  05/10/10      2,991,459
                                                                                           4.60
 2,000     InfoUSA, Inc.,
           Term Loan..................................................       Ba3     BB    5.50     03/25/09      2,010,000
 3,189     Iron Mountain, Inc.,
           Term Loan..................................................       B2      BB-   4.75     04/02/11      3,232,523
 4,764     Stewart Enterprises, Inc.,
           Term Loan..................................................       Ba3     BB+   4.47 to  11/19/11      4,826,112
                                                                                           4.75
   830     United Online, Inc.,
           Term Loan..................................................       B1      B+    5.94 to  12/13/08        841,413
                                                                                           6.13
                                                                                                                 ----------
                                                                                                                 23,369,691
                                                                                                                 ----------

           PHARMACEUTICALS  1.2%
 6,857     Medco Health,
           Term Loan..................................................       Ba1     BBB   3.72 to  08/13/08      6,892,855
                                                                                           4.34
11,265     MedPointe, Inc.,
           Term Loan..................................................       B2      B     6.52 to  09/30/07 to  11,342,514
                                                                                           8.02     09/30/08
 8,675     Warner Chilcott Holding Co.,
           Term Loan..................................................       B2      B     5.72 to  01/18/12      8,761,830
                                                                                           7.50

                                Senior Loan Fund

                            Portfolio of Investments

                           April 30, 2005 (Unaudited)

Principal                                                                    Bank Loan
Amount                                                                       Ratings +                Stated
(000)      Borrower                                                        Moody's   S&P   Coupon   Maturity *     Value
           PHARMACEUTICALS (CONTINUED)
                                                                                                                 ----------
                                                                                                                 26,997,199
                                                                                                                 ----------

           PRINTING & PUBLISHING  8.3%
 6,807     Adams Outdoor Advertising, LP,
           Term Loan (a)..............................................       B1      B+    5.15     10/18/12      6,910,995
   485     Advanstar Communications, Inc.,
           Term Loan (a)..............................................       B2      B+    7.57     10/11/07        488,107
18,092     Advertising Directory Solutions, Inc.,
           Term Loan (Canada) (a).....................................       B1      BB-   5.07 to  11/09/11 to  18,336,081
                                                                                           6.82     05/09/12
 1,750     American Lawyers Media Holdings, Inc.,
           Term Loan (a)..............................................       B3      B-    5.36 to  03/05/10      1,750,000
                                                                                           5.37
 3,164     American Media Operations, Inc.,
           Term Loan (a)..............................................       Ba3     B+    5.88     04/01/07      3,217,216
 6,416     American Reprographics Co.,
           Term Loan (a)..............................................       B1      BB    6.04 to  06/18/09      6,464,372
                                                                                           7.75
   800     Ascend Media Holdings, LLC,
           Term Loan..................................................       NR      NR    5.61 to  01/31/12        806,000
                                                                                           5.85
   999     CanWest Media, Inc.,
           Term Loan (Canada) (a).....................................       Ba2     B+    5.04     08/15/09      1,011,559
 9,950     Cygnus Business Media, Inc.,
           Term Loan..................................................       B3      B     7.51     07/13/09      9,925,125
 3,667     Day International Group, Inc.,
           Term Loan..................................................       B1      B     6.57 to  09/16/09      3,701,441
                                                                                           6.60
 2,624     Dex Media East, LLC,
           Term Loan (a)..............................................       Ba2     BB-   4.52 to  11/08/08 to   2,662,852
                                                                                           5.05     05/08/09
20,392     Dex Media West, LLC,
           Term Loan..................................................       Ba2     BB-   4.62 to  09/09/09 to  20,704,145
                                                                                           5.30     03/09/10
 3,500     Endurance Business Media, Inc.,
           Term Loan..................................................       B1      B     5.66     03/08/12      3,556,875
 1,200     Enterprise NewsMedia, LLC,
           Term Loan..................................................       NR      NR    6.10     06/30/12      1,221,000
 5,153     F&W Publications, Inc.,
           Term Loan..................................................       NR      NR    6.52     12/31/09      5,221,001
 7,500     Freedom Communications,
           Term Loan..................................................       Ba2     BB    4.59 to  05/01/13      7,524,997
                                                                                           4.60
 7,710     Haights Cross Communications, LLC,
           Term Loan..................................................       B3      B-    6.30 to  08/20/08      7,864,108
                                                                                           7.30

                                Senior Loan Fund

                            Portfolio of Investments

                           April 30, 2005 (Unaudited)

Principal                                                                    Bank Loan
Amount                                                                       Ratings +                Stated
(000)      Borrower                                                        Moody's   S&P   Coupon   Maturity *      Value
           PRINTING & PUBLISHING (CONTINUED)
 5,773     Herald Media, Inc.,
           Term Loan..................................................       NR      NR    5.56 to  07/22/11 to    5,861,661
                                                                                           8.56     01/22/12
 2,920     Journal Register Co.,
           Term Loan..................................................       Ba2     BB    4.60 to  08/12/12       2,946,464
                                                                                           4.69
   709     Lamar Media Corp.,
           Term Loan..................................................       Ba2     BB-   4.56 to  06/30/10         718,754
                                                                                           4.69
 7,300     Liberty Group Operating, Inc.,
           Term Loan..................................................       B2      B     5.63     02/28/12       7,411,018
 1,973     MC Communications, LLC,
           Term Loan..................................................       NR      NR    7.46 to  12/31/10       2,002,933
                                                                                           7.60
 7,755     Merrill Communications, LLC,
           Term Loan..................................................       B1      B     5.56 to  07/30/09       7,856,557
                                                                                           7.50
 8,279     Morris Publishing Group LLC,
           Term Loan..................................................       Ba1     BB    4.88     03/31/11       8,390,507
 4,389     Network Communications, Inc.,
           Term Loan..................................................       NR      NR    5.62 to  06/30/11      4,443,863
                                                                                           6.14
 6,828     Primedia, Inc.,
           Term Loan..................................................       B2      B     5.06 to  06/30/08 to    6,831,253
                                                                                           5.78     06/30/09
23,274     R.H. Donnelley, Inc.,
           Term Loan..................................................       Ba3     BB    4.50 to  12/31/09 to   23,590,895
                                                                                           5.10     06/30/11
 3,153     Source Media, Inc.,
           Term Loan..................................................       B2      NR    5.34 to  11/08/11 to    3,201,443
                                                                                           8.46     08/30/12
10,471     Transwestern Publishing Co., LLC,
           Term Loan..................................................       B1      B+    4.56 to  02/25/11 to   10,528,605
                                                                                           7.59     02/25/12
 4,778     Vutek, Inc.,
           Term Loan..................................................       B1      NR    8.25     06/25/10       4,789,894
                                                                                                                 -----------
                                                                                                                 189,939,721
                                                                                                                 -----------

           RESTAURANTS & FOOD SERVICE  0.6%
 1,400     Captain D's, LLC,
           Term Loan..................................................       NR      NR    6.82 to  12/27/10       1,414,000
                                                                                           8.25
 2,394     Carrols Corp.,
           Term Loan (a)..............................................       B1      B+    5.63     12/31/10       2,435,397
 3,196     Denny's Corp.,
           Term Loan (a)..............................................       B3      CCC   6.01 to  09/30/09 to    3,288,899
                                                                                           8.48     09/30/10

                                Senior Loan Fund

                            Portfolio of Investments

                           April 30, 2005 (Unaudited)

                                                    Bank Loan
Principal                                           Ratings +                Stated
 Amount    Borrower                                Moody's  S&P   Coupon    Maturity *    Value
 (000)
           RESTAURANTS & FOOD SERVICE (CONTINUED)
  3,990    Landry's Restaurants, Inc.,
           Term Loan.............................     Ba2    BB-  4.53 to  12/28/10      4,039,875
                                                                  4.82
  1,924    Ruth's Chris Steak House, Inc.,
           Term Loan.............................     NR     NR   6.00 to  03/11/11      1,957,476
                                                                  6.13
                                                                                        ----------
                                                                                        13,135,647
                                                                                        ----------

           RETAIL - OIL & GAS   1.0%
  1,042    Barjan Products, LLC,
           Term Loan.............................     NR     NR   8.75 to  04/30/07        493,507
                                                                  10.75
    668    Barjan Products, LLC,
           Revolving Credit Agreement............     NR     NR   8.25     04/30/07        667,885
  4,735    Getty Petroleum Marketing, Inc.,
           Term Loan.............................     B1     BB-  6.35     05/19/10      4,830,182
 14,193    The Pantry, Inc.,
           Term Loan.............................     B1     B+   5.32     03/12/11     14,441,461
  3,200    Travelcenters of America, Inc.,
           Term Loan.............................     Ba3    BB   4.38 to  12/01/11      3,238,000
                                                                  4.90
                                                                                        ----------
                                                                                        23,671,035
                                                                                        ----------

           RETAIL - SPECIALTY   1.1%
  1,938    Home Interiors & Gifts, Inc.,
           Term Loan.............................     B3     B-   8.10 to  03/31/11      1,877,437
                                                                  8.38
 11,791    Josten's, Inc.,
           Term Loan.............................     B1     B+   5.19 to  10/04/10 to  11,966,712
                                                                  5.44     10/04/11
 11,041    Nebraska Book Co., Inc.,
           Term Loan.............................     B2     B    5.60 to  03/04/11     11,203,662
                                                                  5.88
                                                                                        ----------
                                                                                        25,047,811
                                                                                        ----------

           RETAIL - STORES   1.5%
  2,796    Advance Stores Co., Inc.,
           Term Loan (a).........................     Ba2    BB+  4.69 to  09/30/10      2,836,658
                                                                  4.75
  2,972    CSK Auto, Inc.,
           Term Loan (a).........................     Ba2    B+   4.85     06/19/09      3,005,211

  2,870    Murray's Discount Auto Stores, Inc.,
           Term Loan.............................     NR     NR   6.87 to  08/08/09      2,880,995
                                                                  8.75
 25,362    Rite Aid Corp.,
           Term Loan.............................     B2     B+   4.66 to  08/31/09     25,536,390
                                                                  4.81
                                                                                        ----------
                                                                                        34,259,254
                                                                                        ----------

                                Senior Loan Fund

                            Portfolio of Investments

                           April 30, 2005 (Unaudited)

                                                               Bank Loan
Principal                                                      Ratings +                Stated
 Amount    Borrower                                           Moody's  S&P   Coupon    Maturity *    Value
 (000)
           TELECOMMUNICATIONS - LOCAL EXCHANGE CARRIERS 1.1%
  8,200    Fairpoint Communications, Inc.,
           Term Loan........................................     B1    BB-   5.13 to  02/08/12      8,304,550
                                                                             5.44
  6,382    Orius Corp., LLC,
           Term Loan (c) (f)................................     NR    NR    7.53 to  01/23/09 to   2,064,856
                                                                             8.06     01/23/10
  4,331    Orius Corp., LLC,
           Revolving Credit Agreement (c)...................     NR    NR    6.00     01/31/06
                                                                                                    3,356,451
  8,181    Qwest Corp.,
           Term Loan........................................     Ba3   BB-   7.39     06/30/07      8,428,942
  2,940    Valor Telecommunications, LLC,
           Term Loan........................................     Ba3   BB-   5.02 to  02/14/12      2,976,750
                                                                             5.10
  7,500    WCI Capital Corp.,
           Term Loan (b) (d) (e) (f)........................     NR    NR    7.00 to  09/30/07        112,500
                                                                             9.25
  1,216    WCI Capital Corp.,
           Revolving Credit Agreement (b) (d) (g) (f).......     NR    NR    7.50 to  12/31/04         50,103
                                                                            13.00
                                                                                                   ----------
                                                                                                   25,294,152
                                                                                                   ----------

           TELECOMMUNICATIONS - LONG DISTANCE   0.1%
  3,181    WilTel Communications, LLC,
           Term Loan........................................     B2    NR    6.56     10/01/09      3,149,248
                                                                                                   ----------

           TELECOMMUNICATIONS-WIRELESS   1.5%

  1,588    American Tower, LP,
           Term Loan (a)....................................     Ba3   B     5.12 to  08/31/11      1,611,199
                                                                             5.39
  1,588    Cellular South, Inc.,
           Term Loan (a)....................................     NR    NR    4.77 to  05/04/11      1,614,797
                                                                             6.50
  9,405    Centennial Cellular, Inc.,
           Term Loan (a)....................................     B2    B-    4.88 to  02/09/11      9,532,852
                                                                             5.63
  8,110    Nextel Partners, Inc.,
           Term Loan........................................     B1    NR    5.44     05/31/11      8,241,788
  2,394    Spectrasite Communications, Inc.,
           Term Loan........................................     Ba3   BB-   4.52     05/19/12      2,417,691
  9,935    Western Wireless Corp.,
           Term Loan........................................     B2    B-    5.87 to  05/31/11      9,991,892
                                                                             6.19
                                                                                                   ----------
                                                                                                   33,410,219
                                                                                                   ----------

           TRANSPORTATION - CARGO   0.6%
  3,199    Havco Wood Products, Inc.,
           Term Loan........................................     NR    NR    5.28 to  06/30/06      2,719,468
                                                                             5.88

                                Senior Loan Fund

                            Portfolio of Investments

                           April 30, 2005 (Unaudited)

                                                      Bank Loan
Principal                                             Ratings +               Stated
 Amount    Borrower                                  Moody's  S&P  Coupon    Maturity *    Value
 (000)
           TRANSPORTATION - CARGO (CONTINUED)
  1,956    Jacobson Acquisition Co.,
                                                                   7.27     04/07/11
  4,797    Pacer International, Inc.,
           Term Loan...............................    B1     BB-  5.00 to  06/10/10      4,898,797
                                                                   5.69
  2,235    Quality Distribution, Inc.,
           Term Loan...............................    Caa1   B-   5.95 to  11/13/09      2,246,094
                                                                   6.12
    160    Quality Distribution, Inc.,
           Revolving Credit Agreement..............    Caa1   B-   8.25     11/13/08        160,000
  1,347    Transport Industries, LP,
           Term Loan...............................    B2     B+   7.13     06/13/10      1,353,875
                                                                                         ----------
                                                                                         13,338,678
                                                                                         ----------

           TRANSPORTATION - PERSONAL   0.0%
    934    Neoplan USA Corp.,
           Revolving Credit Agreement (c)..........    NR     NR   7.12     06/30/06        933,750
                                                                                         ----------

           TRANSPORTATION-RAIL MANUFACTURING   0.1%
  1,990    Helm Holding Corp.,
           Term Loan...............................    NR     NR   5.75 to  07/02/10      2,016,533
                                                                                         ----------
                                                                    5.8

           UTILITIES   2.3%
 13,482    Allegheny Energy, Inc.,
           Term Loan (a)...........................    Ba3    BB-  5.59 to  03/08/11     13,613,788
                                                                   5.88
  6,000    Cogentrix Delaware Holdings, Inc.,
           Term Loan (a)...........................    Ba2    BB+  4.71     04/14/12      6,021,000
  2,707    Coleto Creek WLE, LP,
           Term Loan (a)...........................    Ba2    BB-  5.31 to  06/30/11 to   2,757,050
                                                                   6.23     06/30/12
    598    Northwestern Corp.,
           Term Loan...............................    Ba1    BB   4.54 to  11/01/11        607,094
                                                                   4.70
  4,747    Pike Electric, Inc.,
           Term Loan...............................    NR     NR   5.19     07/01/12 to   4,818,735
                                                                            12/10/12
  7,980    Reliant Energy Resources Corp.,
           Term Loan...............................    B1     B+   5.40 to  04/30/10      7,989,975
                                                                   6.09
    191    Reliant Energy Resources Corp.,
           Revolving Credit Agreement..............    B1     B+   5.85 to  12/22/09        184,275
                                                                   7.63

                                Senior Loan Fund

                            Portfolio of Investments

                           April 30, 2005 (Unaudited)

                                                      Bank Loan
Principal                                             Ratings +              Stated
 Amount    Borrower                                  Moody's  S&P  Coupon   Maturity *      Value
 (000)
           UTILITIES (CONTINUED)
 15,772    Texas Genco, LLC,
           Term Loan...............................    Ba2    BB   4.97 to   12/14/11      15,913,332
                                                                   5.09
    571    Texas Genco, LLC,
           Revolving Credit Agreement..............    Ba2    BB   5.18      12/14/09         561,429
                                                                                        -------------
                                                                                           52,466,678
                                                                                        -------------

TOTAL VARIABLE RATE** SENIOR LOAN INTERESTS........                                     2,233,050,458
                                                                                        -------------

Description
---------------------------------------------------------------------------------------------------------
NOTES 0.6%
Barjan Products, LLC ($1,038,821 par, 5.00% coupon, maturing 04/30/07) (f)                              0
Commonwealth Brands, Inc. ($1,500,000 par, 10.83% coupon, maturing 08/28/07) (h)                1,552,500
Dade Behring, Inc. ($4,651,067 par, 11.91% coupon, maturing 10/03/10) (a)                       5,127,802
Pioneer Cos., Inc. ($776,733 par, 6.59% coupon, maturing 12/31/06) (h)                            784,500
Rogers Wireless Communications, Inc. ($6,000,000 par, 6.16% coupon, maturing 12/15/10)          6,195,000
(Canada) (h)
US Unwired, Inc. ($800,000 par, 7.28% coupon, maturing 06/15/10) (h)                              824,000
                                                                                               ----------
TOTAL NOTES                                                                                    14,483,802
                                                                                               ----------

EQUITIES 3.9%

Aladdin Gaming Holdings, LLC (565,193 common shares) (i) (j)                                      339,116
Barjan Products, LLC (1,962,870 preferred shares) (Acquisition date 06/21/04,
Cost $2,767,934) (i) (j)                                                                                0
Chart Industries, Inc. (320,454 common shares) (Acquisition date 09/25/03,
Cost $6,808,425) (c) (i) (j)                                                                   19,195,195
Dade Behring Holdings, Inc. (103,211 common shares) (i)                                         6,365,022
DecorateToday.com (198,600 common shares) (Acquisition date 12/31/98,
Cost $3,505,909) (c) (i) (j)                                                                    2,212,404
Environmental Systems Products Holdings, Inc. (2,183 common shares) (Acquisition date              22,092
06/22/04, Cost $0) (i) (j)
Gentek, Inc. (6,311 common shares)                                                                 76,553
Gentek, Inc. (Warrants for 173 common shares) (i)                                                       0
Havco Wood Products, Inc. (30 common shares) (i)                                                        0
IDT Corp. (22,898 common shares) (i)                                                              321,946
Imperial Home Decor Group, Inc. (1,816,143 common shares) (Acquisition date 04/26/01,                   0
Cost $1,852,465) (c) (e) (i) (j)
London Clubs International (Warrants for 141,981 common shares) (Acquisition date                 342,544
10/15/04, Cost $260,910) (i) (j)
London Fog Industries, Inc. (515,922 common shares) (c)                                         1,970,822
NeighborCare, Inc. (504,512 common shares) (i)                                                 14,489,585
Neoplan USA Corp. (2,262 preferred shares) (Acquisition date 09/04/03,
Cost $1,074,522) (c) (i) (j)                                                                        2,262
Neoplan USA Corp. (8,517 common shares) (Acquisition date 09/04/03, Cost $85) (c) (i) (j)              85
Orius Corp. (1,211,236 common shares) (Acquisition date 02/03/03, Cost $0) (c) (i) (j)                  0
Outsourcing Solutions, Inc. (1,818 common shares) (Acquisition date 01/30/04,
Cost $91,451) (i) (j)                                                                              72,720

                                Senior Loan Fund

                            Portfolio of Investments

                           April 30, 2005 (Unaudited)

Description                                                                                                          Value
Planet Hollywood International, Inc. (Warrants for 84,345 common shares) (Acquisition date                                   0
09/03/04, Cost $0) (i) (j)
RailWorks Corp. (223 preferred shares) (Acquisition date 02/10/03, Cost $2,557,518) (i) (j)                                  0
RailWorks Corp. (Warrants for 3,935 common shares) (Acquisition date 02/10/03, Cost $0) (i) (j)                              0
Rotech Medical Corp. (94,289 common shares) (Acquisition date 06/12/02, Cost $377,156) (i) (j)                               0
Safelite Glass Corp. (724,479 common shares) (Acquisition date 10/20/00, Cost $3,912,187) (c) (i) (j)                        0
Safelite Realty (48,903 common shares) (Acquisition date 10/20/00, Cost $0) (c) (i) (j)                                      0
Targus Group International (Warrants for 66,824 common shares) (Acquisition date 01/30/04,                              20,047
Cost $0) (i) (j)
Trans World Entertainment Corp. (3,293,562 common shares) (Acquisition date 03/03/98,
Cost $60,395,336) (c) (i) (j)                                                                                       43,738,503
                                                                                                                  ------------

TOTAL EQUITIES                                                                                                      89,168,896
                                                                                                                  ------------

TOTAL LONG-TERM INVESTMENTS 102.1%                                                                                2,336,703,15
(Cost $2,382,898,072)                                                                                             ------------

SHORT-TERM INVESTMENTS 1.1%

REPURCHASE AGREEMENT 0.6%
State Street Bank & Trust Corp. ($13,000,000 par 2.82%, dated 04/29/05, to be sold on 05/02/05 at $13,003,055) (a)
                                                                                                                    13,000,000
                                                                                                                  ------------

TIME DEPOSIT 0.5%
State Street Bank & Trust Corp. ($12,314,279 par, 2.25% coupon, dated 04/29/05, to be sold on 05/02/05 at $12,316,588) (a)
                                                                                                                    12,314,279
                                                                                                                  ------------

TOTAL SHORT-TERM INVESTMENTS 1.1%                                                                                   25,314,279
(Cost $25,314,279)                                                                                                ------------

TOTAL INVESTMENTS 103.2%                                                                                          2,362,017,43
(Cost $2,408,212,351)

                                Senior Loan Fund

                            Portfolio of Investments

                           April 30, 2005 (Unaudited)

BORROWINGS (3.2%)                                                                                  (75,000,000)

OTHER ASSETS IN EXCESS OF LIABILITIES  0.0%                                                            350,818
                                                                                               ---------------

NET ASSETS  100.0%                                                                             $  2,287,368,25
                                                                                               ===============

NR - Not rated

      + Bank Loans rated below Baa by Moody's Investor Service, Inc. or BBB by Standard & Poor's Group are considered to be below investment grade.

            Industry percentages are calculated as a percentage of net assets.

      (a) All or a portion of this security is segregated in connection with unfunded loan commitments.

      (b)   This borrower has filed for protection in federal bankruptcy court.

      (c)   Affiliated company.

      (d)   This Senior Loan interest is non-income producing.

      (e)   This borrower is currently in liquidation.

      (f)   Payment-in-kind security.

      (g) This borrower is in the process of restructuring or amending the terms of this loan.

      (h) Variable rate security. Interest rate shown is that in effect at April 30, 2005.

      (i) Non-income producing security as this stock or warrant currently does not declare dividends.

      (j) Restricted security. Securities were acquired through the restructuring of senior loans. These securities are restricted as they are not allowed to be deposited via the Depository Trust Company. If at a later point in time, the company wishes to register, the issuer will bear the costs associated with registration. The aggregate value of restricted securities represents 3.4% of the net assets of the Fund.

            * Senior Loans in the Fund's portfolio generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a Borrower to prepay, prepayments of Senior Loans in the Fund's portfolio may occur. As a result, the actual remaining maturity of Senior Loans held in the Fund's portfolio may be substantially less than the stated maturities shown. Although the Fund is unable to accurately estimate the actual remaining maturity of individual Senior Loans, the Fund estimates that the actual average maturity of the Senior Loans held in its portfolio will be approximately 18-24 months.

      * Senior Loans in which the Fund invests generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally
            (i) the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate ("LIBOR"), (ii) the prime rate offered by one or more major United States banks or (iii) the certificate of deposit rate. Senior Loans are generally considered to be restricted in that the Fund ordinarily is contractually obligated to receive approval from the Agent Bank and/or Borrower prior to the disposition of a Senior Loan.

Item 2.  Controls and Procedures.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

Item 3.  Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Van Kampen Senior Loan Fund

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: June 16, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: June 16, 2005

By: /s/ James W. Garrett
    --------------------
Name: James W. Garrett
Title: Principal Financial Officer
Date: June 16, 2005